LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (3,761)	$ (6,052)	$ (3,144)	$ (9,196)	$ (16,635)	$ (26,078)	$ (30,112)
Basic weighted average common stock outstanding	125,997,822	179,575	18,988,794	2,149,777	193,334	76,982,760
Basic loss per share	$ (0.03)	$ (33.70)	$ (0.17)	$ (4.69)	$ (86.04)	$ (0.34)	$ (2.23)
Dilutive weighted average common stock outstanding	125,997,822	179,575	18,988,794	2,149,777	193,334	76,982,760	13,529,862
Diluted loss per share	$ (0.03)	$ (33.70)	$ (0.17)	$ (4.69)	$ (86.04)	$ (0.34)	$ (2.23)
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares	1,170		2,494			2,024	2,724
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares	10,832		10,898			10,832	11,444